UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Registrant’s telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

March 31, 2010 (Unaudited)

Par Value		Description	Value	Percentage of Net Assets

		CORPORATE BONDS #

		COMMUNICATIONS
	$3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	$3,075,000
		Intelsat Corporation,
	5,000,000	9.25%, due 8/15/14	5,150,000
	5,000,000	9.25%, due 6/15/16	5,237,500
	4,635,000	9.50%, due 6/15/16	4,947,862
	1,500,000	11.25%, due 2/4/17 ++	1,582,500
	8,281,250	11.50%, due 2/4/17 (PIK)	8,467,578
	3,000,000	Subsidiary Holdings Co. Ltd., 8.50%, due 1/15/13	3,045,000
	3,464,000	Sorenson Communications, Inc., 10.50%, due 2/1/15 ##	3,325,440
		TOTAL COMMUNICATIONS	34,830,880	13.4%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 0.00%, expired maturity * + Escrow	—
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	1,890,000
	2,508,000	CW Media Holdings, Inc., 13.50%, due 8/15/15 (PIK) ##	2,991,403
		Cengage Learning Acquisitions, Inc.,
	5,635,000	10.50%, due 11/15/15 ##	5,353,250
	5,870,000	13.25%, due 7/15/15 ++, ##	5,693,900
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	651,000
	366,000	6.52%, due 3/10/13	358,680
	500,000	7.90%, due 5/18/15	485,000
		Harrah’s Operating Co., Inc.,
	312,000	5.75%, due 10/1/17	178,620
	1,097,000	10.00%, due 12/15/18	910,510
		Lear Corp.,
	3,300,000	5.75%, due 8/1/14 + Escrow	77,550
	1,500,000	7.875%, due 3/15/18	1,511,250
	1,500,000	8.125%, due 3/15/20	1,518,750
	10,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	10,552,500
	89,000	Nielsen Finance LLC, 12.50%, due 8/1/16 ++	84,550
	10,000,000	Realogy Corp., 10.50%, due 4/15/14	8,650,000
		Rouse Co. LP (The) * +
	1,490,000	5.375%, due 11/26/13	1,601,750
	2,358,000	6.75%, due 5/1/13 ##	2,629,170
	377,000	7.20%, due 9/15/12	431,665
	3,981,000	8.00%, expired maturity	4,418,910
	11,925,000	Terra Capital, Inc., 7.75%, due 11/1/19	14,369,625
		TOTAL CONSUMER CYCLICAL	64,358,083	24.8

		ENERGY
		Enron Corp., *+
	2,500,000	0.00% due 2/7/21	—
JPY	500,000,000	0.97%, expired maturity	—
EUR	10,000,000	4.375%, expired maturity	—
	$2,500,000	6.31%, expired maturity ##	1,000
	1,000,000	7.375%, expired maturity ##	—
	8,500,000	8.25%, expired maturity ##	—
	2,500,000	8.31%, expired maturity ##	—
GBP	1,500,000	8.75%, expired maturity	—
		TOTAL ENERGY	1,000	—	^

		FINANCIALS
		CIT Group, Inc.,
	$564,847	7.00%, due 5/1/13	547,902
	1,847,270	7.00%, due 5/1/14	1,745,670
	847,270	7.00%, due 5/1/15	787,961
	4,148,118	7.00%, due 5/1/16	3,816,269
	5,122,965	7.00%, due 5/1/17	4,700,320
		CIT Group Funding Co. of Delaware LLC,
	1,122,011	10.25%, due 5/1/13	1,162,684
	1,683,016	10.25%, due 5/1/14	1,741,922
	1,683,016	10.25%, due 5/1/15	1,737,714
	3,805,027	10.25%, due 5/1/16	3,928,690
	3,927,038	10.25%, due 5/1/17	4,054,667
		Dubai Holding Commercial Operations Ltd.,
	$2,397,000	0.719%, due 2/1/12 **	1,929,585
EUR	2,150,000	4.75%, due 1/30/14	2,280,572
		Fortis Bank SA, **
EUR	9,000,000	2.022%, Perpetual Maturity	6,369,455
	11,000,000	2.644%, Perpetual Maturity	8,955,409
		General Motors Liquidation Co., * +
	225,000	7.25%, due 7/3/13	106,411
	8,654,000	8.375%, due 7/5/33	4,092,801
		Glitnir Banki HF, * +
CHF	795,000	0.00%, expired maturity	205,562
EUR	3,400,000	0.00%, due 1/27/10	1,343,818
	400,000	0.00%, due 5/24/11	158,096
	$183,000	0.00%, due 1/18/12	54,900
EUR	1,680,000	3.00%, expired maturity	664,004
	$5,000,000	4.75%, due 10/15/10 ##	1,500,000
EUR	500,000	4.85%, due 4/6/12	197,620
	$5,000,000	6.375%, due 9/25/12 ##	1,500,000
		GMAC LLC,
	255,000	6.85%, due 7/15/16 ++	211,650
	200,000	7.00%, due 11/15/24	148,000
	155,000	7.375%, due 11/15/16	130,975
	218,000	7.50%, due 11/15/16	185,300

Par Value		Description	Value	Percentage of Net Assets

JPY	800,000,000	J-WBS Funding KK, 6.36%, due 11/15/19 **	$9,011,292
		Lehman Brothers Holdings, Inc., * +
EUR	7,000,000	0.00%, due 3/5/10	2,175,512
	4,620,000	0.00%, due 7/20/12	1,435,838
	3,950,000	0.00%, due 2/5/14	1,227,611
GBP	5,000,000	5.00%, due 1/26/10	1,821,792
EUR	500,000	5.375%, due 10/17/12	155,394
	$132,000	5.625%, due 1/24/13	31,350
	34,836,000	6.875%, due 5/2/18	8,273,550
		Kaupthing Bank, * +
EUR	2,113,000	0.00%, expired maturity	756,626
	4,719,000	0.00%, expired maturity	1,689,785
	$10,925,000	0.00%, expired maturity	3,004,375
EUR	1,800,000	0.00%, expired maturity	644,546
	$196,000	0.00%, due 01/15/10 ## **	53,900
EUR	2,525,000	0.00%, due 5/25/10	904,155
	$100,000	0.00%, due 7/25/11	27,500
EUR	200,000	0.00%, due 08/17/12 **	71,616
	100,000	0.00%, due 5/13/13 **	35,808
	200,000	0.00%, due 2/15/17	71,616
CHF	10,000	3.00%, due 2/12/10	2,325
	$1,284,000	5.50%, expired maturity	353,100
	3,520,000	5.75%, due 10/4/11 ##	968,000
	8,500,000	6.125%, due 10/4/16 ##	2,337,500
	2,400,000	9.75%, due 9/10/15	660,000
		Meridian Funding Co. LLC, **
	2,000,000	0.479%, due 1/21/14	1,400,000
	3,000,000	1.837%, due 10/15/16 ##	2,460,000
	4,000,000	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, due 4/15/16	4,060,000
	6,500,000	Nationstar Mortgage/Nationstar Capital Corp., 10.875%, due 4/1/15	6,240,000
	542,000	Residential Capital LLC, 8.50%, due 5/15/10	532,515
	5,420,000	Symetra Financial Corp., 8.30%, due 10/15/37 ** ##	4,769,600
		Washington Mutual Bank, * +
	2,500,000	0.00%, expired maturity	1,156,250
	6,803,000	0.00%, due 6/16/10	3,146,387
	574,000	0.00%, due 2/4/11	265,475
		TOTAL FINANCIALS	114,001,375	43.9%

		HEALTH CARE
		HCA, Inc.,
	7,000,000	6.95%, due 5/1/12	7,183,750
	4,000,000	7.875%, due 2/1/11	4,135,000
	3,000,000	8.50%, due 4/15/19 ##	3,225,000
		TOTAL HEALTH CARE	14,543,750	5.6

		INDUSTRIAL
		Clear Channel Worldwide Holdings, Inc., ##
	1,000,000	9.25%, due 12/15/17	1,037,500
	4,000,000	9.25%, due 12/15/17	4,180,000
		Delta Airlines, Inc., * +
	11,250,000	7.90%, expired maturity	176,906
	1,000,000	8.30%, expired maturity	14,225
		Lyondell Chemical Worldwide, Inc.,
	880,000	7.55%, due 2/15/26 +	800,800
	3,000,000	8.00%, due 11/1/17 ##	3,105,000
	4,370,000	8.10%, due 3/15/27	4,129,650
	881,000	9.80%, due 2/1/20 * +	810,520
	36,000	10.25%, due 11/1/10 * +	33,120
	5,000,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, due 12/1/12 * +	5,300,000
	210,000	Witco Corp., 6.875%, due 2/1/26 * +	185,850
		TOTAL INDUSTRIAL	19,773,571	7.6

		TELECOMMUNICATION SERVICES
EUR	3,000,000	Hellas Telecommunications Luxembourg III, 8.50%, due 10/15/13	1,256,662
	4,159,000	Hellas Telecommunications Luxembourg V, 4.644%, due 10/15/12 **	3,986,866
		TOTAL TELECOMMUNICATION SERVICES	5,243,528	2.0

		TOTAL CORPORATE BONDS (COST — $239,828,726)	252,752,187	97.3

		ASSET BACKED BONDS #

		FINANCIALS
	$8,500,000	Countrywide 2007-SEA1 2A1, 0.53863%, due 5/25/47 ** ##	2,517,462
		Luminent Mortgage Trust,
	22	2006-4 P, 0.00%, due 5/25/46	—
	110,000,000	2006-4 P, 2.57%, due 5/25/46 **	1,610,247
		TOTAL FINANCIALS	4,127,709	1.6

		TOTAL ASSET BACKED BONDS (COST — $5,730,762)	4,127,709	1.6

Par Value		Description	Value	Percentage of Net Assets

		BANK DEBT AND TRADE CLAIMS #

		CONSUMER CYCLICAL
	$2,501,689	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 5.75%, due 7/18/11	$1,826,233
		Chrysler Financial Services Americas LLC,
	3,686,758	1st Lien Term Loan, USDLIBOR plus 4.00%, due 8/3/12	3,686,758
	7,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%,due 8/3/12	7,462,500
		Coach America,
	503,682	Letter of Credit, 2.85%, due 4/20/14	428,130
	2,326,350	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	1,977,397
	13,613,343	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 13.50%, due 5/12/11	6,806,672
	5,985,000	Harrah’s Operating Co., Term Loan B4, USDLIBOR plus 7.50%, due 10/31/16	6,194,475
		Lear Corp., * +
	1,000,000	Revolver Tranche A, USDLIBOR plus 1.00%, due 3/23/10 Escrow	7,100
	1,000,000	Revolver Tranche B, USDLIBOR plus 1.00%, due 3/23/10 Escrow	7,100
	1,700,000	Term Loan, USDLIBOR plus 1.75%, due 4/25/12 Escrow	12,070
		Melco PBL Entertainment,
HKD	12,598,491	Term Loan A, HIBOR plus 2.50%, 9/5/14	1,480,696
	$1,378,676	Term Loan A, USDLIBOR plus 2.50%, due 9/5/14	1,258,042
	9,945,534	Michael’s Stores, Inc., Term Loan B-2, USDLIBOR plus 4.50%, due 7/31/16	9,647,168
	3,000,000	Wm. Bolthouse Farms, Inc., 2nd Term Loan, USDLIBOR plus 7.50%, due 8/11/16	3,030,000
		TOTAL CONSUMER CYCLICAL	43,824,341	16.9%

		ENERGY
		Enron Corp., * +
	10,000,000	Trade Claim 13923	—
	11,016,146	Trade Claim 9314	—
	6,000,000	Trade Claim 11342 and 11141	—
	4,000,000	Trade Claim 99004	—
	1,616,742	Trade Claim 99092	1,455
	383,258	Trade Claim 99093	345
	25,000,000	Trade Claim 99191	25,000
		TOTAL ENERGY	26,800	—	^

		FINANCIALS
	541,348	2-10 Home Buyers Warranty, 1st Lien Term Loan, 25.00%, due 7/29/13 *	541,347
	4,686,000	Blackstone UTP Capital, Term Loan, 7.75%, due 11/6/14	4,709,430
	10,000,000	Kaupthing Bank Revolver, EURIBOR plus 1.295%, expired maturity * +	3,580,812
	5,000,000	Realogy Corp, 2nd Lien Term Loan B, 13.50%, due 9/24/14	5,500,000
		TOTAL FINANCIALS	14,331,589	5.5

		HEALTH CARE
		Warner Chilcott Corp.,
	1,496,250	Additional Term Loan, USDLIBOR plus 3.50%, due 4/30/15	1,499,991
	3,305,085	Term Loan A-3, USDLIBOR plus 3.25%, due 10/30/14	3,313,348
	1,521,186	Term Loan B-1, USDLIBOR plus 3.50%, due 4/30/15	1,524,989
	2,533,050	Term Loan B-2, USDLIBOR plus 3.50%, due 4/30/15	2,539,383
		TOTAL HEALTH CARE	8,877,711	3.4

		INDUSTRIAL
		A.T.U. Auto-Teile Unger Handels GMBH & Co. KG, Weiden,
	1,168,008	Term Loan A, EURIBOR plus 2.25%, due 6/29/11	1,258,671
	1,744,816	Term Loan B, EURIBOR plus 2.625%, due 6/29/12	1,809,521
	1,246,359	Term Loan C, EURIBOR plus 3.125%, due 6/29/13	1,292,579
	2,000,000	Chemtura Prepetition Revolver, PRIME plus 2.60%, due 7/1/10 +	2,060,000
		Lyondell Basell Industries,
	5,000,000	USDLIBOR plus 4.00%, 8/6/16	5,037,500
	11,080,609	Roll-Up DIP Term Loan, USDLIBOR plus 3.69%, expired maturity**	11,800,849
	141,062	Dutch Revolver, USDLIBOR plus 3.50%, due 12/20/13	110,381
	307,844	Dutch Term Loan Tranche A, USDLIBOR plus 3.50%, due 12/20/13	240,887
	404,975	German Term Loan B-1, USDLIBOR plus 3.75%, due 12/20/13	316,893
	404,975	German Term Loan B-2, USDLIBOR plus 3.75%, due 12/20/14	316,893
	404,975	German Term Loan B-3, USDLIBOR plus 3.75%, due 12/20/14	316,893
	528,984	U.S. Revolver, USDLIBOR plus 3.50%, due 12/20/13	413,928
	1,007,860	U.S. Term Loan Tranche A, USDLIBOR plus 3.50%, due 12/20/13	788,650
	1,757,300	U.S. Term Loan Tranche B-1, PRIME plus 3.75%, due 12/20/14	1,375,088
	1,757,300	U.S. Term Loan Tranche B-2, PRIME plus 3.75%, due 12/20/14	1,375,088
	1,757,300	U.S. Term Loan Tranche B-3, PRIME plus 3.75%, due 12/20/14	1,375,088
	11,183,150	Precision Partners Holding Co., Term Loan B, PRIME plus 5.50%, due 10/26/13	6,709,889
		Tronox, Inc.,
	7,882,352	Term Loan B1 (DIP), USDLIBOR plus 7.00%, due 6/23/10	8,079,411
	2,117,648	Term Loan B2 (DIP), USDLIBOR plus 7.00%, due 6/23/10	2,170,589
	2,650,440	Wastequip, Inc., Term Loan, 12.50%, due 2/15/15	397,566
		TOTAL INDUSTRIAL	47,246,364	18.2

Par Value	Description	Value	Percentage of Net Assets

	INFORMATION TECHNOLOGY
$8,500,000	NPC Group, Inc., 2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	$7,650,000	2.9%

	TOTAL BANK DEBT AND TRADE CLAIMS (COST — $134,201,109)	121,956,805	46.9

Number of Shares
	COMMON STOCKS AND WARRANTS

	COMMUNICATIONS
50,000	AboveNet, Inc. *	2,536,500	1.0

	CONSUMER CYCLICAL
1,001,485	Adelphia Recovery Trust Series ACC-1 INT *#	25,037
15,447	Lear Corp. *	1,225,719
16,902	Lear Corp. (Warrants) *	1,341,005
	TOTAL CONSUMER CYCLICAL	2,591,761	1.0

	ENERGY
479,200	Infinity Bio-Energy, Ltd. *	—	— ^

	FINANCIALS
424,166	United Insurance Holdings Corp. *	1,484,581
60,494	United Insurance Holdings Corp. (Warrants) *	9,679
	TOTAL FINANCIALS	1,494,260	0.6

	HEALTH CARE
31,000	Alcon, Inc.	5,008,360
109,000	OSI Pharmaceuticals, Inc.*	6,490,950
	TOTAL HEALTH CARE	11,499,310	4.4

	MATERIALS
77,000	Airgas, Inc.	4,898,740	1.9

	TOTAL COMMON STOCKS AND WARRANTS (COST — $22,604,791)	23,020,571	8.9

	PREFERRED STOCKS

	CONSUMER CYCLICAL
17,334	Lear Corp.	1,375,452	0.5

	ENERGY
300,000	Enron Corp., 7.00% * # +	—	— ^

	FINANCIALS
	General Motors Liquidation Co.,
400,000	1.50%, 6/1/49, Ser. D	3,360,000
59,000	5.25%, 3/06/32, Ser. B	498,550
549,000	6.25%, 7/15/33, Ser. C	4,666,500
646	GMAC, Inc., 7.00%, 12/31/11	497,420
	TOTAL FINANCIALS	9,022,470	3.5

	TOTAL PREFERRED STOCKS (COST — $7,104,722)	10,397,922	4.0

	PRIVATE INVESTMENTS * #

	FINANCIALS
42,336	Arias Holdings, LLC, Class A Shares	1,878,872
36,562,500	Investment in Cerberus FIM Investors LLC (membership units)	1,170,000
	TOTAL FINANCIALS	3,048,872	1.2

	INFORMATION TECHNOLOGY
13	Shared Technologies, Inc.	1,334,510	0.5

	TOTAL PRIVATE INVESTMENTS (COST — $18,577,256)	4,383,382	1.7

	TOTAL INVESTMENTS (COST — $428,047,366)	416,638,576	160.4

	OTHER LIABILITIES IN EXCESS OF ASSETS	(156,969,560)	(60.4)
	NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$259,669,016	100.0%

Notes to Schedule of Investments:

*	Non-income producing security.
**	Reflects rate at March 31, 2010 on variable rate instruments.
#

Securities are valued at fair value per policies adopted by the Board of Directors. At March 31, 2010, $383,245,120 of securities were fair valued, representing 147.6% of net assets applicable to common shareholders.

##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default. At March 31, 2010, securities with a value of $77,638,196 were in default, representing 29.9% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
^	Less than 0.1%

DIP - Debtor-in-possession

EURIBOR - Euro Interbank Offered Rate (Denominated in Euro currency)

HIBOR - Hong Kong Interbank Offered Rate (Denominated in Hong Kong Dollar currency)

PIK - Payment-in-kind security.  Income may be paid in cash or additional notes, at the discretion of the issuer.

PRIME - Base rate U.S. banks charge for commercial loans.

USDLIBOR - London InterBank Offered Rate (Denominated in Uinted States Dollar currency)

Currency Type Abbreviations:

CAD       Canadian Dollar

CHF        Swiss Franc

EUR        Euro

GBP        British Pound

JPY         Japanese Yen

Unfunded Loan Commitments

As of March 31, 2010, the Company had the following unfunded loan commitments of $21,672,640 which could be extended at the option of the borrower:

	Unfunded
	Loan		Fair
Borrower	Commitments	Cost	Value
Chemtura Prepetition Revolver	$672,640	$—	$20,179
Chrysler Financial Services Revolver	21,000,000	—	(210,000)
	$21,672,640	$—	$(189,821)

At March 31, 2010 the Company had sufficient cash and/or liquid securities to cover the commitment under this contract.

As of March 31, 2010, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,118,794
Aggregate gross unrealized depreciation	(55,277,682)
Net unrealized depreciation	(11,158,888)

Federal income tax cost of investments	$427,797,464

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

March 31, 2010 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS@

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)(1)
Canadian Dollar	1,739,000	USD	1,701,507	6/16/2010	$(12,387)
Euro	22,096,000	USD	30,245,073	6/16/2010	345,855
Japanese Yen	834,500,000	USD	9,228,758	6/16/2010	293,994
Swiss Franc	1,174,500	USD	1,106,091	6/16/2010	(10,462)
United States Dollar	125,241	CAD	128,000	6/16/2010	911
United States Dollar	1,108,391	CHF	1,177,000	6/16/2010	10,539
United States Dollar	1,795,503	GBP	1,194,500	6/16/2010	15,583
					$644,033

(1)          The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2010.

@            Cash collateral in the amount of $4,238,246 has been pledged to cover the Company’s open forward positions.

Currency Type Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

GBP - British Pound

USD - United States Dollar

YORK ENHANCED STRATEGIES FUND, LLC

March 31, 2010 (Unaudited)

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Company’s investments and financial instruments carried at fair value.  Industry breakdowns for the investments and financial instruments can be found in the schedule of investments.

	Level 1	Level 2	Level 3
Investments in Securities - Assets
Corporate Bonds	$—	$—	$252,752,187
Asset Backed Bonds	—	—	4,127,709
Bank Debt and Trade Claims	—	—	121,956,805
Common Stocks and Warrants	21,654,529	1,341,005	25,037
Preferred Stocks	—	10,397,922	—
Private Investments	—	—	4,383,382
	21,654,529	11,738,927	383,245,120
Other Financial Instruments* - Assets	—	666,882	—
Other Financial Instruments* - Liabilities	—	(22,849)	(189,821)
Total	$21,654,529	$12,382,960	$383,055,299

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Asset Backed	Bank Debt and	Common Stocks	Preferred	Private	Other Financial
	Bonds	Bonds	Trade Claims	and Warrants	Stocks	Investments	Instruments (OFI)*
Balance as of 12/31/09	$193,245,607	$4,542,498	$163,022,982	$—	$4,868,630	$5,920,462	$(13,453)
Realized gain (loss), net	1,431,936	—	10,545,275	—	—	(8,995,222)	—
Change in unrealized appreciation (depreciation), net	3,136,068	(414,789)	(3,076,022)	(7,011)	—	11,430,100	(176,368)
Accretion (amortization) of discounts/premiums, net	(933,310)	—	1,642,594	—	—	—	—
Net purchases (sales)	55,871,886	—	(50,178,024)		(2,230,000)	(3,971,958)	—
Transfers in and/or out of Level 3**	—	—	—	32,048	(2,638,630)	—	—
Balance as of 3/31/10	$252,752,187	$4,127,709	$121,956,805	$25,037	$—	$4,383,382	$(189,821)

Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/10	$6,217,134

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument and unfunded loan commitment.

** Transfers are calculated based on the beginning of period values.

The Company did not have significant transfers between Level 1 and Level 2 during the reporting period.

York Enhanced Strategies Fund, LLC

Schedule of Investments (Unaudited)

March 31, 2010

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments.  The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors.  Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, except as noted below, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Registrant’s management concluded that there was a material weakness in the Registrant’s internal control over financial reporting regarding the monitoring of partnership investments held by the Registrant. Because the Registrant has elected to be a regulated investment company (a “RIC”) under the Internal Revenue Code, the Registrant must derive at least ninety percent of its gross income from dividends, interest payments and gains from the sale or other disposition of securities or foreign currencies (“qualifying income”). In the event the Registrant does not satisfy the ninety percent gross income test, the Registrant would be subject to corporate income taxes. Based on a careful analysis of the partnership investments held by the Registrant, it was concluded that the Registrant did satisfy the ninety percent gross income test despite the fact that the Registrant did not sufficiently monitor the tax status of its partnership investments in order to properly classify income in such investments as qualifying income or non-qualifying income. As a consequence, the completion of the audit of the Registrant’s 2009 financial statements was delayed and the Registrant’s reporting and filings with the Securities and Exchange Commission were not made on a timely basis.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the first quarter of 2010 that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, subsequent to March 31, 2010, remediation steps have been taken regarding the Registrant’s internal controls over financial reporting to address the material weakness described above. The remediation steps include instructing trading personnel to purchase partnership investments only through a blocker entity. Additionally, all partnership investments will be reviewed by the Registrant’s Director of Tax, and/or internal or external counsel, as necessary, before a partnership investment can be made by the Registrant.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/s/ Jeffrey A. Weber
Name: Jeffrey A. Weber
Title: President

Date: September 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Dinan
Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: September 15, 2010

By:	/s/ Adam J. Semler
Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: September 15, 2010